Notes Receivable, Net	6 Months Ended
Mar. 31, 2026
Notes Receivable, Net [Abstract]
NOTES RECEIVABLE, NET

NOTE 4 – NOTES RECEIVABLE, NET

Notes receivable, net as of March 31, 2026 and September 30, 2025 consisted of the following:

	March 31, 2026	September 30, 2025
Notes receivable	$10,042,159	$8,497,044
Less: allowance for credit losses	(128,561)	(138,247)
Notes receivable, net	$9,913,598	$8,358,797

Changes in the allowance for credit losses as of March 31, 2026 and September 30, 2025 are as follow:

	March 31, 2026	September 30, 2025
Beginning balance	$138,247	$220,503
Reversal	(13,898)	(78,089)
Exchange difference	4,212	(4,167)
Ending balance	$128,561	$138,247

Notes receivable consisted of bank acceptance notes and commercial acceptance notes. These notes with 3-6 months maturity dates were issued by customers to pay their payable balances to the Company. Factored notes receivable with recourse amounted $3,768,166 and $4,122,341 were recorded as short-term borrowings as of March 31, 2026 and September 30, 2025, respectively.